Securities at fair value through other comprehensive income and securities at amortized cost (Tables)	12 Months Ended
Dec. 31, 2021
Securities at fair value through other comprehensive income and securities at amortized cost [Abstract]
Securities at fair value through other comprehensive income and securities at amortized cost

(a)	Details of securities at FVOCI and securities at amortized cost as of December 31, 2020 and 2021 are as follows:

	2020		2021
Securities at FVOCI:
Debt securities:
Government bonds	~~W~~	19,370,393	25,687,070
Financial institutions bonds		20,053,716	19,702,292
Corporate bonds and others		17,985,324	18,417,557

		57,409,433	63,806,919

Equity securities (*):
Stocks		777,901	922,579
Equity investments		4,445	4,118
Others		124,333	104,707

		906,679	1,031,404

		58,316,112	64,838,323

Securities at amortized cost:
Debt securities:
Government bonds		31,816,320	34,679,301
Financial institutions bonds		3,835,577	3,423,536
Corporate bonds and others		11,630,726	11,827,239

		47,282,623	49,930,076

	~~W~~	105,598,735	114,768,399

(*)
Equity securities in the above table are classified as other comprehensive income—equity securities designated as fair value items, and other comprehensive income and fair value options are exercised for the purpose of holding as required by the policy.

Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost

(b)	Changes in carrying value of debt securities at fair value through other comprehensive income and securities at amortized cost for the years ended December 31, 2020 and 2021 are as follows:

	2020
	Debt securities at fair value through other comprehensive income				Debt at amortized cost
	12-month expected credit loss		Life time expected credit loss	Total	12-month expected credit loss	Life time expected credit loss	Total
Beginning balance	~~W~~	58,334,000	239,094	58,573,094	45,568,563	23,272	45,591,835
Transfer (from)to 12-month expected credit loss		30,233	(30,233)	—	—	—	—
Transfer (from)to life time expected credit loss		(83,132)	83,132	—	—	—	—
Net increase and decrease (*)		(1,138,803)	(24,858)	(1,163,661)	1,724,546	(23,272)	1,701,274

Ending balance	~~W~~	57,142,298	267,135	57,409,433	47,293,109	—	47,293,109

	2021
	Debt securities at fair value through other comprehensive income				Debt securities at amortized cost
	12-month expected credit loss		Life time expected credit loss	Total	12-month expected credit loss	Life time expected credit loss	Total
Beginning balance	~~W~~	57,142,298	267,135	57,409,433	47,293,109	—	47,293,109
Transfer (from)to 12-month expected credit loss		51,055	(51,055)	—	—	—	—
Transfer (from)to life time expected credit loss		(35,665)	35,665	—	(35,505)	35,505	—
Net increase and decrease (*)		6,496,445	(98,959)	6,397,486	2,653,129	785	2,653,914

Ending balance	~~W~~	63,654,133	152,786	63,806,919	49,910,733	36,290	49,947,023

(*)	Included the effects from changes in purchase, disposal, repayment, foreign exchange rate, amortization of fair value adjustments recognized through business combination accountings.

Changes in allowance for credit loss of securities at fair value through other comprehensive income and securities at amortized cost
(c)	Changes in allowance for credit loss of debt securities at fair value through other comprehensive income and securities at amortized cost for the years ended December 31, 2020 and 2021 are as follows:

	2020
	Debt securities at fair value through other comprehensive income				Debt securities at amortized cost
	12 months expected credit loss		Life time expected credit loss	Total	12 months expected credit loss	Life time expected credit loss	Total
Beginning balance	~~W~~	27,581	655	28,236	9,759	11	9,770
Transfer (from)to 12-month expected credit loss		22	(22)	—	—	—	—
Transfer (from)to life time expected credit loss		(193)	193	—	—	—	—
Provision (reversal)		3,480	349	3,829	1,086	(11)	1,075
Disposal and others (*)		(8,397)	(497)	(8,894)	(359)	—	(359)

Ending balance	~~W~~	22,493	678	23,171	10,486	—	10,486

	2021
	Debt securities at fair value through other comprehensive income				Debt securities at amortized cost
	12 months expected credit loss		Life time expected credit loss	Total	12 months expected credit loss	Life time expected credit loss	Total
Beginning balance	~~W~~	22,493	678	23,171	10,486	—	10,486
Transfer (from)to 12-month expected credit loss		33	(33)	—	—	—	—
Transfer (from)to life time expected credit loss		(63)	63	—	(216)	216	—
Provision (reversal)		19,722	(25)	19,697	5,065	240	5,305
Disposal and others (*)		(5,302)	(80)	(5,382)	1,149	7	1,156

Ending balance	~~W~~	36,883	603	37,486	16,484	463	16,947

(*)	Included the effects from changes in foreign exchange rate, debt restructuring, investment conversion.

Gain or loss on disposal of securities at fair value through other comprehensive income and securities at amortized cost
(d)	Gain or loss on disposal of securities at fair value through other comprehensive income and securities at amortized cost for the years ended December 31, 2020 and 2021 are as follows:

	2020		2021
Gain on disposal of securities at FVOCI	~~W~~	301,920	131,189
Loss on disposal of securities at FVOCI		(28,127)	(45,593)
Gain on disposal of securities at amortized cost (*)		42	24
Loss on disposal of securities at amortized cost (*)		(67)	(343)

	~~W~~	273,768	85,277

(*)	The issuers of those securities have exercised the early redemption options and the others.

Income or loss on equity securities at fair value through other comprehensive income

(e)	Income or loss on equity securities at fair value through other comprehensive income

i)
The Group recognizes dividends, amounting to
~~W~~
21,503 million and
~~W~~
24,216 million, related to equity securities at fair value through other comprehensive income for the years ended December 31, 2020 and 2021, respectively.

ii)	The details of disposal of equity securities at fair value through other comprehensive income for the years ended December 31, 2020 and 2021 are as follows:

	2020		2021
	Stocks acquired by investment conversion
Fair value at the date of disposal	~~W~~	69,969	84,624
Cumulative net gain at the time of disposal		(38,380)	(42,058)

(*)	The reason for the disposal is the disposal of stocks acquired by investment conversion.